Declaration of Dividends (Tables)	9 Months Ended
Sep. 30, 2011
Dividends [Abstract]
Shedule Of Dividend [Text Block]
	Details of the final dividends of 2010 and interim dividends of 2011 are set forth in the table below:

		Ordinary shareholders				E ordinary shareholders
		Final dividend	Interim dividends			Final dividend	Interim dividends
		2010	2011	2011		2010	2011	2011

	Declaration date	Feb 15, 2011	Aug 2, 2011	Nov 7, 2011		Feb 15, 2011	Aug 2, 2011	Nov 7, 2011
	Record date	Mar 11, 2011	Sep 2, 2011	Dec 2, 2011		Mar 11, 2011	Sep 2, 2011	Dec 2, 2011
	Payment date - Ordinary / E ordinary shareholders	Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		Mar 18, 2011	Sep 9, 2011	Dec 9, 2011
	Payment date - CDIs	Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		-	-	-
	Payment date - GhDSs	Mar 21, 2011	Sep 12, 2011	Dec 12, 2011	(1)	-	-	-
	Payment date - ADSs	Mar 28, 2011	Sep 19, 2011	Dec 19, 2011	(1)	-	-	-

	Dividend amount per share (US cents)	11.260	12.081	11.441	(2)	5.630	6.041	5.721	(2)
	Dividend amount per share (South African cents)	80.0	90.0	90.0		40.0	45.0	45.0

(1)	Approximate payment date.

(2)	Approximate amount.
	During the third quarter of 2011, the Company changed its timing of dividend payments to quarterly rather than half-yearly.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.